Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Parenthetical) (Detail) - Selling general and administrative expenses [member] ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Statement of comprehensive income [Line Items]
Expense related to retirement allowance	₩ 184,941
Expense related to the define contribution plan	₩ 111